Average Annual Total Returns		12 Months Ended	34 Months Ended	35 Months Ended	41 Months Ended	60 Months Ended		120 Months Ended	315 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	22.44%	21.17%	17.76%	14.24%
MSCI ACWI All Cap Index Net (USD) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI All Cap Index Net (USD) Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.13%				10.31%
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		21.14%			21.21%
S&P 500® TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%					14.42%	14.82%	8.57%
ICE BofA 6-Month US Treasury Bill Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA 6-Month US Treasury Bill Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.28%		4.94%
Horizon Kinetics Inflation Beneficiaries ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.96%				13.98%
Performance Inception Date	Jan. 11, 2021
Horizon Kinetics Inflation Beneficiaries ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.59%				13.57%
Horizon Kinetics Inflation Beneficiaries ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.87%				11.15%
Horizon Kinetics Blockchain Development ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.10%			6.82%
Performance Inception Date	Aug. 01, 2022
Horizon Kinetics Blockchain Development ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.13%			6.30%
Horizon Kinetics Blockchain Development ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.72%			5.13%
Horizon Kinetics Medical ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		28.45%					5.80%	5.67%	8.47%
Performance Inception Date	Sep. 30, 1999
Horizon Kinetics Medical ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		28.08%					5.23%	4.53%	7.70%
Horizon Kinetics Medical ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		17.11%					4.46%	4.24%	7.20%
Horizon Kinetics SPAC Active ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.85%		6.08%
Performance Inception Date	Jan. 27, 2023
Horizon Kinetics SPAC Active ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.61%		3.16%
Horizon Kinetics SPAC Active ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.29%		3.45%
Horizon Kinetics Energy and Remediation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.43%	11.60%
Performance Inception Date	Feb. 21, 2023
Horizon Kinetics Energy and Remediation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.20%	11.26%
Horizon Kinetics Energy and Remediation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.75%	9.02%

[1]	The Predecessor Fund commenced operations on September 30, 1999.